SHARE BASED COMPENSATION (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 21, 2019	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Jun. 03, 2021	Jun. 01, 2021	May 04, 2021	Jan. 02, 2021	Jan. 02, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized		170,000,000		170,000,000	170,000,000	300,000,000	170,000,000
Stock compensation expense		$ 26,000	$ 236,000	$ 566,000	$ 891,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				50,000	645,000
Fair value, grant				$ 0.32	$ 0.48
Intrinsic value of options exercised				$ 162	$ 0
Share-Based Payment Arrangement, Expense				500,000	$ 700,000
Unrecognized compensation cost related to outstanding stock options		$ 125,000,000,000		$ 200,000
Unrecognized compensation cost related to non-vested remaining weighted average vesting period		1 year 4 months 17 days		1 year 7 months 9 days
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					65,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term					10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price					$ 0.66
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, nonvested, number of shares		73,777
Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				50,000	580,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term				10 years	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				3 years	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price				$ 0.39
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of equity purchases value				$ 3,000	$ 5,000
Employee Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, common stock, shares				5,555	8,870
Stock compensation expense				$ 67,000	$ 200,000
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized						300,000,000
Maximum [Member] | Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price					$ 0.66
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized						170,000,000
Minimum [Member] | Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price					$ 0.49
2015 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance under plan				5,127,985					166,667	166,667
2015 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized								6,000,000
2015 Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized								877,744
2018 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee stock purchase plan description	the Company’s shareholders on March 21, 2018. The 2018 ESPP allows employees to purchase common stock of the Company at a 15% discount to the market price on designated exercise dates. Employees were eligible to participate in the 2018 ESPP beginning May 1, 2018. 1,000,000 shares of the Company’s Common stock were reserved for issuance under the 2018 ESPP.
Advaxis public offerings, net of offering costs, shares				1,000	14,148
Stock Split [Member] | 2015 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock				240,000
Stock Split [Member] | 2015 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock				43,333